23. Provision for legal and administrative proceedings (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Tax [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Other provision	R$ 271,214	R$ 180,643
Provison For Federal Taxes [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Other provision	82,033	33,907
Provison For State Taxes [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Other provision	103,546	59,403
Provison For Municipal Taxes [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Other provision	1,713	1,738
TIM S.A. proceedings (purchase price allocation) [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Other provision	R$ 83,922	R$ 85,595